Note 6 - Other Assets (Tables)	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2026	2025	2025

Accounts receivable	$8,204	$7,371	$8,662
Prepaid expenses and other	22,702	17,880	17,122
Right-of-use assets	3,563	2,424	2,560
Deferred income tax asset	3,313	4,039	1,325
Derivative instruments (note 12)	-	-	1
Investment (note 6a)	-	953	953

	$37,782	$32,667	$30,623